Note 9 - Trade and Other Payables (Details Textual) - Filter Group Inc [member] - CAD ($) $ in Millions	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Contingent consideration, range of outcomes, value, high	$ 31.1
Earn-out payment periods	3 years
Contingent liabilities recognised in business combination at end of period	$ 31.1	$ 29.1
Increase (decrease) in contingent consideration asset (liability)	$ 2.0